Long-Term Debt - 2014 and 2015 Notes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 2014 and 2015 Notes [Member]	Dec. 31, 2011 2015 Notes [Member]
Debt Instrument [Line Items]
Gain (Loss) on Repurchase of Debt Instrument	$ (32.8)	$ (32.8)	$ (0.2)	$ (17.2)	$ (0.2)
Principal Amount Of Debt Instrument Repurchased					7.5
Debt Instruments Senior Notes Retired			$ 11.8		$ 7.7